Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year

December 31, 2013	$226,537
December 31, 2014	197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
Thereafter	198,000